Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

14.Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2023			December 31, 2022
				Restated
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Lease liabilities	349.0	726.2	1,075.2	364.1	729.9	1,094.0
Payables related to cost of sales	—	965.2	965.2	—	814.3	814.3
Salaries and employee benefit liabilities	642.3	115.5	757.8	500.5	98.5	599.0
Deferred gift card, hospitality and other revenue	34.8	425.9	460.7	37.8	392.0	429.8
Income taxes payable	284.8	22.1	306.9	347.0	14.0	361.0
Put options held by non-controlling interests(2)	180.7	69.4	250.1	128.1	45.4	173.5
Pension and post retirement liabilities	145.1	12.0	157.1	132.9	12.8	145.7
Amounts withheld and accrued taxes	82.5	33.2	115.7	58.3	30.7	89.0
Administrative and other(3)	1,142.4	256.1	1,398.5	807.4	292.9	1,100.3
	2,861.6	2,625.6	5,487.2	2,376.1	2,430.5	4,806.6

Current	1,818.3	1,739.1	3,557.4	1,358.0	1,553.3	2,911.3
Non-current	1,043.3	886.5	1,929.8	1,018.1	877.2	1,895.3
	2,861.6	2,625.6	5,487.2	2,376.1	2,430.5	4,806.6
(1)	Includes Life insurance and Run-off, and the group holding companies.
(2)	Principally a put option held by Eurobank on the non-controlling interest in Eurolife.
(3)	Principally comprised of accrued operating expenses, accrued interest expense, payables for securities purchased but not yet settled, advances from customers and liabilities related to business acquisitions.